FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-10583

THE GAMCO GROWTH FUND

Supplement dated December 20, 2019

to

Prospectus dated April 30, 2019;

Statement Of Additional Information dated April 30, 2019; and

Summary Prospectus dated April 30, 2019

Effective December 20, 2019, The GAMCO Growth Fund (the “Fund”) changed its name to “The Gabelli Growth Fund.” The Fund’s investment objectives remain the same, as do all current contractual arrangements.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE